Investment in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Condensed financial position for the controlling company and the Group's subsidiaries
(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2021 and 2022is as follows:

	2021				2022
Investees(*1)(*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group(separate)	~~W~~	36,815,893	10,410,517	26,405,376	37,456,314	10,779,765	26,676,549
Shinhan Bank		467,435,213	438,199,575	29,235,638	491,981,392	460,814,132	31,167,260
Shinhan Card Co., Ltd.		38,472,228	31,737,225	6,735,003	43,050,321	35,591,567	7,458,754
Shinhan Securities Co., Ltd. (*3)		44,446,803	39,421,314	5,025,489	43,821,577	38,479,027	5,342,550
Shinhan Life Insurance Co., Ltd.		70,535,556	65,382,992	5,152,564	66,753,920	63,271,167	3,482,753
Shinhan Capital Co., Ltd.		10,921,698	9,189,041	1,732,657	13,035,892	11,048,996	1,986,896
Jeju Bank		6,944,214	6,428,269	515,945	7,320,304	6,798,450	521,854
Shinhan Credit Information Co., Ltd. (*4)		31,377	12,334	19,043	—	—	—
Shinhan Alternative Investment Management Inc. (*5)		114,973	70,449	44,524	—	—	—
Shinhan Asset Management Co., Ltd. (*5)		242,760	40,181	202,579	319,511	88,519	230,992
SHC Management Co., Ltd.		9,636	—	9,636	9,746	—	9,746
Shinhan DS		92,591	52,804	39,787	107,366	59,833	47,533
Shinhan Savings Bank		2,644,942	2,413,176	231,766	3,043,506	2,723,713	319,793
Shinhan Asset Trust Co., Ltd. (*6)		373,488	122,890	250,598	435,815	110,981	324,834
Shinhan AITAS Co., Ltd.		90,116	9,786	80,330	94,725	10,147	84,578
Shinhan REITs Management Co., Ltd.		63,026	10,584	52,442	58,610	5,559	53,051
Shinhan AI Co., Ltd.		44,031	2,563	41,468	41,431	2,264	39,167
Shinhan Venture Investment Co., Ltd.		98,914	23,331	75,583	140,310	63,309	77,001
Shinhan EZ General Insurance, Ltd.		—	—	—	241,096	115,448	125,648

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.

(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	Shinhan Investment Co., Ltd. has changed its name to Shinhan Securities Co., Ltd. on October 1, 2022.
(*4)	On July 28, 2022, the Company disposed 100% of shares to Shinhan Card.
(*5)	Shinhan Asset Management Co., Ltd. and Shinhan Alternative Investment Management Inc. have merged on January 5, 2022 to form a holding company named Shinhan Asset Management Co., Ltd.
(*6)
The Group has acquired remaining shares of Asia Trust Co., Ltd. during the period, and Asia Trust Co., Ltd. became the Group’s wholly-owned subsidiary. Asia Trust Co., Ltd. has changed its name to Shinhan Asset Trust Co., Ltd.

Condensed comprehensive income statement for the controlling company and the Group's subsidiaries
(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020				2021			2022
Investees(*1)(*2)	Operating Income		Net Income (*3)	Comprehensive Income (*3)	Operating Income	Net Income (*3)	Comprehensive Income (*3)	Operating Income	Net Income (*3)	Comprehensive Income (*3)
Shinhan Financial Group (separate)	W	1,718,407	1,274,443	1,274,892	1,875,675	1,413,956	1,413,675	1,806,604	1,249,251	1,251,294
Shinhan Bank		25,049,392	2,078,232	1,911,575	23,540,347	2,494,894	2,396,829	35,514,461	3,045,732	2,394,238
Shinhan Card Co., Ltd.		4,091,178	606,554	599,451	4,359,627	676,297	710,090	4,761,181	644,555	671,113
Shinhan Securities Co., Ltd. (*4)		9,290,965	154,531	147,210	7,592,350	320,662	366,000	10,548,842	412,339	427,451
Shinhan Life Insurance Co., Ltd.		5,405,933	177,834	227,596	7,079,569	174,811	(162,161)	9,412,664	463,593	(1,659,016)
Orange Life Insurance Co., Ltd. (*5)		4,456,340	279,282	132,425	2,112,353	216,826	(96,157)	—	—	—
Shinhan Capital Co., Ltd.		626,455	160,583	162,134	783,890	274,855	275,760	922,592	303,276	307,988
Jeju Bank		214,615	17,521	16,557	204,543	18,446	11,739	275,582	22,820	11,658
Shinhan Credit Information Co., Ltd. (*6)		42,658	1,493	1,650	42,417	1,936	2,079	20,705	1,029	1,450
Shinhan Alternative Investment Management Inc. (*7)		17,219	3,433	3,433	28,010	9,163	9,163	—	—	—
Shinhan Asset Management Co., Ltd. (*7)		88,870	26,663	26,663	107,598	32,152	32,066	174,242	37,064	36,892
SHC Management Co., Ltd.		70	5	5	—	(7)	(7)	—	110	110
Shinhan DS		164,327	1,862	2,845	244,445	4,100	5,653	279,453	6,835	7,739
Shinhan Savings Bank		123,590	26,953	26,888	163,643	30,310	30,037	241,013	38,384	37,884
Shinhan Asset Trust Co., Ltd. (*8)		102,816	45,791	45,765	144,971	75,823	75,972	152,563	73,654	74,236
Shinhan AITAS Co., Ltd.		58,599	13,020	12,954	53,005	9,816	9,816	55,270	9,500	9,500
Shinhan REITs Management Co., Ltd.		12,176	3,764	3,764	16,440	8,481	8,469	11,433	540	609
Shinhan AI Co., Ltd.		10,246	304	284	12,106	478	455	10,668	(2,217)	(2,301)
Shinhan Venture Investment Co., Ltd.		3,500	(1,146)	(1,015)	32,134	15,929	15,750	19,839	1,526	1,418

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	This amount includes non-controlling interests.
(*4)	Shinhan Investment Co., Ltd. has changed its name to Shinhan Securities Co., Ltd. on October 1, 2022.
(*5)	The amount as of December 31, 2021 is revenue, net income (loss) and total comprehensive income for the six months prior to the merger with Shinhan Life Insurance Co., Ltd.

(*6)
On July 28, 2022, the Company disposed 100% of shares to Shinhan Card Co., Ltd. The amount as of December 31, 2022 is revenue, net income (loss) and total comprehensive income for the six month period ended before the disposal of Shinhan Card Co., Ltd.

(*7)	Shinhan Asset Management Co., Ltd. and Shinhan Alternative Investment Management Inc. merged on January 5, 2022. The company name after the merger is Shinhan Asset Management Co., Ltd.
(*8)
The Group has acquired remaining shares of Asia Trust Co., Ltd. during the period, and Asia Trust Co., Ltd. became the Group’s wholly-owned subsidiary. Asia Trust Co., Ltd. has changed its name to Shinhan Asset Trust Co., Ltd.

(*9)	For the acquired company, the amount is from the consolidated statements of comprehensive income for the period after the acquisition point.